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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.      Name and address of issuer:

        Northwestern Mutual Variable Life Account
        The Northwestern Mutual Life Insurance Company
        720 East Wisconsin Avenue
        Milwaukee, Wisconsin 53202

2. Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes): [ ]

                (Variable Joint Life Policies)

3.      Investment Company Act File Number: 811-3989

        Securities Act File Number: 333-59103

4(a).           Last day of fiscal year for which this Form is filed:
                December 31, 2004

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

     (i)        Aggregate sale price of securities sold
                during the fiscal year pursuant to
                section 24(f):                                                  $     32,543,438
                                                                                ----------------

    (ii)        Aggregate price of securities redeemed
                or repurchased during the fiscal year:       $     15,789,151
                                                             ----------------

   (iii)        Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable to the
                Commission:                                  $              0
                                                             ----------------

    (iv)        Total available redemption credits [add
                items 5(ii) and 5(iii)]:                                        $     15,789,151
                                                                                ----------------

     (v)        Net sales - if item 5(i) is greater than
                5(iv) [subtract item 5(iv) from item
                5(i)]:                                                          $     16,754,287
                                                                                ----------------

    (vi)        Redemption credits available for use in
                future years - if item 5(i) is less than
                item 5(iv) [subtract item 5(iv) from
                item 5(i)]:                                  $             (0)
                                                             ----------------

   (vii)        Multiplier for determining registration
                fee:                                                           x.        0001177
                                                                                ----------------

  (viii)        Registration fee due [multiply item 5(v)
                by item 5(vii)] (enter "0" if no fee is
                due):                                                          =$       1,971.98
                                                                                ================

6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant

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        to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                                               +$              0
                                                                                ----------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                               =$       1,971.98
                                                                                ================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 25, 2005.

                Method of Delivery:

                                   [X]  Wire Transfer
                                   [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:     /s/ JOHN C. KELLY
        --------------------------------
        John C. Kelly
        Vice President and Controller
        The Northwestern Mutual Life Insurance Company

                                        Date: March 24, 2005